Disclosure on individual items of the consolidated financial statements (Details) - Schedule of other reserves consist of accumulated earnings - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Other Reserves Consist Of Accumulated Earnings Abstract
Share capital	€ 4	€ 4	€ 32
Capital reserves	216,815	214,100	20,950
Other equity	45	(2)
Retained earnings	(117,211)	(29,570)	(19,291)
Profit/Loss	(18,906)	(87,640)	(10,280)
Equity attributable to shareholders of ADSE	80,747	96,892	(8,589)
Total	€ 80,747	€ 96,892	€ (8,589)